SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

Subsequent events

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

Rubicon Technologies L L C [Member] | Rubicon [Member]
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 16—Subsequent events

On April 26, 2022, the Company amended its Revolving Line of Credit agreement. The amendment replaced the benchmark interest rate from LIBOR to SOFR.

On April 26, 2022, the Company amended the term loan agreement. The amendment modified the period of the $50.0 million qualified equity contribution requirement to the period after April 26, 2022 and on or before June 30, 2022.

The Company capitalized $2.0 million in deferred debt charges that will be expensed over the term of the term loan agreement.

On May 25, 2022, the Company and FOUN entered into the Rubicon Equity Investment Agreement with certain investors, whereby, the investors have agreed to advance to Rubicon up to $8,000,000 and, upon consummation of the Mergers, and in exchange for the advancements, (a) New Rubicon will cause to be issued up to 880,000 Class B Units of Rubicon and 160,000 shares of Domestication Class A Common Stock to the investors and (b) FOUN will forfeit up to 160,000 shares of Domestication Class A Common Stock, in each case subject to actual amounts advanced by the investors

Note 18—Subsequent events Subsequent events have been evaluated through April 8, 2022, the date these financial statements were available to be issued.
Subsequent events

Note 16—Subsequent events

On April 26, 2022, the Company amended its Revolving Line of Credit agreement. The amendment replaced the benchmark interest rate from LIBOR to SOFR.

On April 26, 2022, the Company amended the term loan agreement. The amendment modified the period of the $50.0 million qualified equity contribution requirement to the period after April 26, 2022 and on or before June 30, 2022.

The Company capitalized $2.0 million in deferred debt charges that will be expensed over the term of the term loan agreement.

On May 25, 2022, the Company and FOUN entered into the Rubicon Equity Investment Agreement with certain investors, whereby, the investors have agreed to advance to Rubicon up to $8,000,000 and, upon consummation of the Mergers, and in exchange for the advancements, (a) New Rubicon will cause to be issued up to 880,000 Class B Units of Rubicon and 160,000 shares of Domestication Class A Common Stock to the investors and (b) FOUN will forfeit up to 160,000 shares of Domestication Class A Common Stock, in each case subject to actual amounts advanced by the investors

Note 18—Subsequent events Subsequent events have been evaluated through April 8, 2022, the date these financial statements were available to be issued.